Interest-bearing loans and borrowings - Convertible Debt (Details)									1 Months Ended	12 Months Ended
	Sep. 26, 2023 USD ($)	Aug. 15, 2023 USD ($) $ / shares shares	Aug. 15, 2022 USD ($) $ / shares shares	Mar. 11, 2022 USD ($)	Apr. 14, 2021 USD ($)	Apr. 09, 2021 USD ($) $ / shares	Sep. 27, 2018 USD ($) $ / shares shares	Apr. 14, 2015 USD ($) $ / shares	Feb. 12, 2021 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Aug. 14, 2023 USD ($)	Aug. 14, 2022 USD ($)	Mar. 20, 2020	Feb. 11, 2020 $ / shares	Feb. 10, 2020 $ / shares	Aug. 16, 2019 USD ($) $ / shares	May 07, 2019 USD ($) $ / shares	Oct. 30, 2017 $ / shares	Apr. 27, 2016 USD ($) $ / shares	Apr. 14, 2015 € / shares
Disclosure of detailed information about borrowings [line items]
Change in fair value of convertible debt derivative										$ 3,200,000	$ 6,878,000	$ 3,848,000
Gain (loss) on debt modification		$ 247,000	$ 476,000
Shares issued (in shares) | shares										246,262,004	193,426,478	151,419,322
Increase (decrease) through conversion of convertible instruments, equity	$ 6,000,000			$ 23,000,000								$ 17,672,000
Repayment of convertible debt and accrued interest										$ 0	$ 0	8,750,000
2015 convertible notes
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 12,000,000
Conversion price (in dollars per share) | (per share)							$ 1.70	$ 1.85														€ 0.02
Conversion ratio								0.5405405
2018 convertible notes
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 4,500,000
Conversion price (in dollars per share) | $ / shares							$ 1.70
Subscription price (in dollars per share) | $ / shares							$ 1.00
Number of warrants issued | shares							1,800,000
Exercise price (in dollars per share) | $ / shares							$ 1.70
2018 convertible notes | Warrants
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares		1,244,820	594,680
Exercise price (in dollars per share) | $ / shares		$ 0.8092	$ 1.03
2018 convertible notes | American Depositary Shares, each representing four ordinary shares, nominal value €0.01 per share
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares		311,205	148,670
Exercise price (in dollars per share) | $ / shares		$ 3.2328	$ 4.12
2016 convertible notes
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 6,000,000														$ 7,160,000
Conversion price (in dollars per share) | $ / shares																				$ 2.25	$ 2.7126
2019-1 notes
Disclosure of detailed information about borrowings [line items]
Notional amount																			$ 3,000,000
Conversion price (in dollars per share) | $ / shares																			$ 1.21
2019-2 notes
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 6,378,000	$ 6,125,000										$ 6,707,000	$ 5,454,000				$ 5,000,000
Conversion price (in dollars per share) | $ / shares										$ 0.8082								$ 1.03
Conversion price per ADS (in dollars per share) | $ / shares										$ 3.23
Convertible notes 2016
Disclosure of detailed information about borrowings [line items]
Conversion price (in dollars per share) | $ / shares																$ 1.225	$ 2.25
Convertible Notes Amended, Option One
Disclosure of detailed information about borrowings [line items]
Conversion price premium percentage															20.00%
PIK interest rate															7.00%
Warrant, as a percentage of note value															10.00%
Exercise price, premium percentage															20.00%
Convertible Notes Amended, Option Two
Disclosure of detailed information about borrowings [line items]
PIK interest rate															9.50%
Warrant, as a percentage of note value															15.00%
Exercise price, premium percentage															20.00%
Convertible Notes Amended, Option Three
Disclosure of detailed information about borrowings [line items]
PIK interest rate															13.50%
Warrant, as a percentage of note value															20.00%
Exercise price, premium percentage															20.00%
Convertible debt
Disclosure of detailed information about borrowings [line items]
Interest rate										7.00%
Derivative financial liabilities										$ 3,000	3,203,000	10,081,000
Convertible debt embedded derivative											$ 3,203,000	10,081,000
Convertible notes 2016 and 2019-1
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 7,750,000
Shares issued (in shares) | shares									7,227,308
Convertible Notes 2015
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 7,750,000
Convertible debt embedded derivative									6,534,000
Accrued interest									$ 4,536,438
Shares issued (in shares) | shares									7,227,308
Losses on change in fair value of derivatives									$ 3,269,000
Convertible Note 2021 - Lynrock Lake Note
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 40,000,000				$ 45,400,000
Conversion price (in dollars per share) | $ / shares						$ 1.915				$ 1.915
PIK interest rate						6.00%
Losses on change in fair value of derivatives						$ 12,713,000
Conversion price per ADS (in dollars per share) | $ / shares						$ 7.66				$ 7.66
Debt instrument, ownership limit						9.90%
Debt instrument, interest rate						5.0625%
Convertible Notes 2015 And 2018 - Nokomis
Disclosure of detailed information about borrowings [line items]
PIK interest rate		13.50%	9.50%		7.00%
Change in fair value of convertible debt derivative										$ (934,000)
Convertible debt embedded derivative					$ 4,645,000
Convertible Notes 2015 - Nokomis
Disclosure of detailed information about borrowings [line items]
Repayment of convertible debt and accrued interest					6,378,104
Repayment of convertible debt					4,250,000
Repayment of convertible debt, accrued interest					2,128,000
Convertible Notes 2018 - Nokomis
Disclosure of detailed information about borrowings [line items]
Repayment of convertible debt and accrued interest					5,346,699
Repayment of convertible debt					4,500,000
Repayment of convertible debt, accrued interest					$ 847,000
Market approach | 2019-2 notes
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability		0.219	0.232
Market approach | Convertible Note 2021 - Lynrock Lake Note
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability					0.2089
Other capital reserves
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through conversion of convertible instruments, equity												$ 5,386,000
Other capital reserves | 2019-2 notes
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through conversion of convertible instruments, equity		$ 421,000
Other capital reserves | Convertible notes 2016 and 2019-1
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through conversion of convertible instruments, equity			$ 343,000
Other capital reserves | Convertible Notes 2015
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through conversion of convertible instruments, equity										$ 5,386,000